ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			1 Months Ended	12 Months Ended
	Jan. 12, 2026 USD ($) $ / shares shares	Jul. 27, 2016 shares	Jan. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 BRL (R$)	Oct. 31, 2024	Dec. 31, 2023 USD ($)
Conversion of common stock, description				each share of Outstanding Apollo Securities was cancelled and converted into 6.62 shares of the Company’s common stock
Outstanding securities precentage				59.40%		59.40%
Assets				$ 2,650,875	$ 2,380,910			$ 417,134
Price per share | $ / shares				$ 1.00
Cash insurred				$ 45,455		R$ 250,000
Other Machinery and Equipment [Member]
Property and equipment estimated useful Life				10 years		10 years
Vehicles [Member]
Property and equipment estimated useful Life				5 years		5 years
Computer Equipment [Member]
Property and equipment estimated useful Life				3 years		3 years
Subsequent Event [Member]
Price per share | $ / shares	$ 8.00
Net proceeds offering	$ 9,700,000		$ 11.0
Underwritten Public Offering [Member] | Subsequent Event [Member]
Shares issued | shares	1,380,000		1,200,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Shares issued | shares	180,000		180,000
4 Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage				88.00%
Iron Ore Mineral [Member]
Revenues				$ 24,693
Quartzite [Member]
Revenues				$ 67,798	$ 667,131
Mineracao Jupiter Ltd [Member]
Ownership percentage		99.99%		99.99%	99.99%	99.99%		99.99%
Shares issued | shares		4,000,000
Atlas Lthium Corp [Member]
Ownership percentage				28.06%		28.06%	44.66%
Marc Fogassa [Member]
Ownership percentage							39.87%
Mineracao Apollo Ltda Mineracao Duas Barras Ltda And RST Mineracao Ltda [Member]
Ownership percentage				100.00%	100.00%	100.00%		100.00%